Financial instruments - valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deposits by banks
Fair value of liabilities
Financial Liabilities	£ 31,452	£ 22,190
Deposits by banks | Amortised cost
Fair value of liabilities
Financial Liabilities	31,500	22,200
Customer deposits | Amortised cost
Fair value of liabilities
Financial Liabilities	433,500	431,400
Settlement balances liabilities | Amortised cost
Fair value of liabilities
Financial Liabilities	1,700	6,600
Other financial liabilities - debt securities in issue | Amortised cost
Fair value of liabilities
Financial Liabilities	57,500	52,200
Financial liabilities (other)
Fair value of liabilities
Financial Liabilities	61,087	55,089
Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	6,136	5,714
Financial liabilities, subordinated | Amortised cost
Fair value of liabilities
Financial Liabilities	5,900	5,500
Notes in circulation
Fair value of liabilities
Financial Liabilities	3,316	3,237
Notes in circulation | Amortised cost
Fair value of liabilities
Financial Liabilities	3,300	3,200
Items where fair value approximates carrying value | Deposits by banks | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	4,300	4,200
Items where fair value approximates carrying value | Customer deposits | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	363,000	351,500
Items where fair value approximates carrying value | Settlement balances liabilities | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	1,700	6,600
Items where fair value approximates carrying value | Notes in circulation | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	3,300	3,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	31,200	22,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	23,900	15,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	3,000	2,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	433,300	431,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	24,300	30,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	46,000	48,800
Not measured at fair value in statement of financial position but for which fair value is disclosed | Settlement balances liabilities | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	1,700	6,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	57,600	52,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	48,900	41,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	8,700	10,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	6,000	5,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	6,000	5,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Notes in circulation | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	£ 3,300	£ 3,200